SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Deferred tax valuation
Valuation And Qualifying Accounts And Reserves
Balance at beginning of period	$ 4,751	$ 1,009	$ 33,888
Charged to other accounts	(2,620)	3,742	(32,879)
Balance at end of period	2,131	4,751	1,009
Warranty provision
Valuation And Qualifying Accounts And Reserves
Balance at beginning of period	4,928	5,585	3,537
Charged to costs and expenses	2,996	3,780	6,055
Deductions	(3,918)	(4,437)	(4,007)
Balance at end of period	4,006	4,928	5,585
Allowance for doubtful
Valuation And Qualifying Accounts And Reserves
Balance at beginning of period	148	310	1,730
Charged to costs and expenses	12
Deductions		(162)	(1,420)
Balance at end of period	$ 160	$ 148	$ 310